Freight Tax and Other Tax Expense	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]	ncome Tax Recovery (Expense)
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Six Months Ended 30 June
	2020 $	2019 $
Balance of unrecognized tax benefits as at January 1	49,579	32,059
Increases for positions related to the current year	1,489	1,686
Changes for positions taken in prior years	(14,507)	2,047
Decreases related to statute of limitations	(812)	—
Balance of unrecognized tax benefits as at June 30	35,749	35,792

Included in the Company's current income tax expense are provisions for uncertain tax positions relating to freight taxes. In the three months ended June 30, 2020, the Company obtained further legal advice regarding the applicable tax rate in respect of freight taxes in a certain jurisdiction and subsequently secured an agreement in principle with a tax authority relating to an outstanding uncertain tax liability. The agreement in principle is based in part on a recent initiative of the tax authority in response to COVID-19, which included the waiver of interest and penalties on unpaid taxes. Based on this and other clarifications of tax regulations, the Company has reversed $15.2 million of freight tax liabilities in the three months ended June 30, 2020. The Company classified the remaining liability for this jurisdiction of approximately $8.6 million to accrued liabilities on the Company's unaudited consolidated balance sheet as of June 30, 2020.
The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months; however, this is dependent on the jurisdictions in which vessel trading activity occurs. The Company reviews its freight tax obligations on a regular basis and may update its assessment of its tax positions based on available information at that time. Such information may include legal advice as to applicability of freight taxes in relevant jurisdictions. Freight tax regulations are subject to change and interpretation; therefore, the amounts recorded by the Company may change accordingly.